KEMPER
CASH RESERVES FUND

SEMIANNUAL REPORT TO SHAREHOLDERS FOR THE PERIOD ENDED MARCH 31, 1997


                   " . . .    the money markets could play
            an increasing and integral role as investors look for
                  a vehicle that will help protect value. "




                                                       [KEMPER FUNDS LOGO]

CONTENTS
3
Performance Update
4
Portfolio
Statistics
5
Portfolio of Investments
7
Financial Statements
9
Notes to
Financial Statements
12
Financial Highlights


AT A GLANCE
-------------------------------------------------------------------
YIELDS
-------------------------------------------------------------------
ANNUALIZED YIELD FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 1997

-------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS A                             4.36%
-------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS B                             3.40%
-------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS C                             3.69%
-------------------------------------------------------------------

Money market funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a fund will be able to maintain a stable value of $1.00 per share.



TERMS TO KNOW

AVERAGE MATURITY The weighted average number of days in which each security in the portfolio matures.

BASIS POINT A measure used in quoting yields on interest bearing obligations. One basis point is 0.01% of yield.

EASE A short-hand term indicating the Federal Reserve Board of Governors has adjusted monetary conditions to help stimulate the economy.

TIGHTEN The opposite of ease or a move by the Federal Reserve Board of Governors to adjust monetary conditions to slow the rate of economic growth.

PERFORMANCE UPDATE

[RACHWALSKI PHOTO]

FRANK RACHWALSKI IS SENIOR VICE PRESIDENT OF ZURICH KEMPER INVESTMENTS, INC. AND VICE PRESIDENT AND PORTFOLIO MANAGER OF KEMPER CASH RESERVES FUND. RACHWALSKI HOLDS B.B.A. AND M.B.A. DEGREES FROM LOYOLA UNIVERSITY.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

THE COURSE OF INTEREST RATES REMAINED AN ISSUE DURING THE FINAL QUARTER OF 1996 AND INTO THE FIRST QUARTER OF 1997. AFTER MONTHS OF SPECULATION THE
FEDERAL RESERVE BOARD MOVED TO INCREASE RATES ON MARCH 25. PORTFOLIO MANAGER FRANK RACHWALSKI DISCUSSES THE MARKET AND KEMPER CASH RESERVES FUND'S PERFORMANCE.

Q    FRANK, WHAT SORT OF ECONOMIC ENVIRONMENT DID YOU CONFRONT DURING THE LAST
SIX MONTHS?


A    In the mid-months of 1996, we saw a shift in expectations from strong economic growth to slower growth. With that came expectations that the Federal Reserve Board (the Fed) would not tighten (See Terms To Know on page 2) monetary conditions. Based on this scenario, we saw a flattening of the yield curve and slightly lower yield levels. As the months progressed however, the opposite seemed to occur. The economy showed renewed signs of vigor, economic data was stronger and concerns of the Fed easing, or reducing, rates dissipated. At that point expectations again turned toward the Fed embarking on a tightening phase. At the end of the period, the Fed did move to increase rates by 25 basis points despite the lack of strong inflationary pressures. We believe this was an appropriate decision although it broke historical patterns. In the past, inflation had truly increased before any moves were made. But, we viewed this decision as one to instill caution in financial markets and perhaps guard against any "wealth effect" or the temptation among investors to extend themselves financially more than they normally would.

Q    HOW DID KEMPER CASH RESERVES FUND PERFORM IN THIS MARKET?



A We achieved the fund's objective of preserving value. Kemper Cash Reserves Fund is an excellent vehicle for temporarily "parking" monies shareholders are waiting to move into longer term investments or during periods of uncertainties and volatility in the stock and bond markets. This fund is designed to maintain investment value.

Q    WHAT PROCESS DID YOU AND YOUR TEAM USE IN MANAGING THE FUND?

A    With moderate economic growth and modest inflationary pressures, we remained somewhat defensive with maturities. We did see the market get richer and cheaper based on market expectations so we lengthened and shortened maturities to take advantage of any opportunities the market provided. During the fourth quarter of 1996, the yield curve flattened as the market expectation of a Fed tightening diminished, so there was no reward in maintaining longer maturities. At that point we reverted to an overall defensive bias and shortened maturities. In

PERFORMANCE UPDATE

the first three months of the new year market expectations of more robust economic growth and interest rate pressures unfolded.

Q    WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

A     The economic recovery is continuing and based on recent statistics, its momentum appears to remain strong. Labor markets have firmed as measured by employment statistics, consumer confidence is high and quarterly measures of the Gross Domestic Product are above trend for a non-inflationary expansion. Looking forward, we anticipate uninterrupted, moderate economic growth coupled with subdued but rising inflationary pressures. With this in mind, we do expect the Fed to consider increasing rates again as the year progresses. 1997 will continue to be a year of both challenges and opportunities. Our new Congress will have to tackle some major problems, such as balancing the budget and addressing transfer payments, and their actions and decisions will have lasting implications. These considerations should lead investors to be a little more cautious in their investment plans. For these reasons the money markets could play an increasing and integral role as investors look for a vehicle that will help protect value.

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*

------------------------------------------------------------------------------------
                                                                          ON 3/31/97
------------------------------------------------------------------------------------
COMMERCIAL PAPER, FIRST TIER                                                  82%
------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                                                       10
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                                          7
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY NOTES                                                   1
------------------------------------------------------------------------------------
TOTAL                                                                        100%

                                  [PIE CHART]
                                  ON 3/31/97

* Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

KEMPER CASH RESERVES FUND

Portfolio of investments at March 31, 1997
(VALUE IN THOUSANDS)

--------------------------------------------------------------------------------
                           CORPORATE OBLIGATIONS                    VALUE
--------------------------------------------------------------------------------
BANKING--3.6%
                           (a)  Bankers Trust New York Corp.
                                 5.70%, 4/1/97                        $  4,999
                                Credit Lyonnais N.A. Inc.
                                 5.54%, 4/22/97                          4,984
                                Sumitomo Bank Capital Markets, Inc.
                                 5.54%, 5/12/97                          4,969
                                ------------------------------------------------
                                                                        14,952
--------------------------------------------------------------------------------
BUSINESS LOANS--20.6%
                                Astro Capital Corp.
                                 5.54%, 4/30/97                          7,965
                                B I Funding Inc.
                                 5.41%, 5/14/97                          4,968
                                Broadway Capital Corp.
                                 5.47%, 4/7/97                           2,617
                                Corporate Receivables Corp.
                                 5.42%, 6/2/97                           4,954
                                Madison Funding Corp.
                                 5.47%, 4/28/97                          4,980
                                National Fleet Funding Corp.
                                 5.42%, 5/13/97                          9,937
                                Preferred Receivables Funding
                                Corporation
                                 5.45%, 5/14/97                          4,968
                                Ranger Funding Corporation
                                 5.45%, 4/22/97                          9,968
                                Sigma Finance, Inc.
                                 5.47% - 5.63%, 4/14/97 - 4/28/97        9,969
                                Strategic Asset Funding Corp.
                                 5.83%, 6/30/97                          9,856
                                WCP Funding Inc.
                                 5.49%, 5/5/97                           4,974
                                Windmill Funding Corp.
                                 5.53%, 4/25/97                          4,982
                                Working Capital Management Co., L.P.
                                 5.52%, 4/14/97                          4,990
                                ------------------------------------------------
                                                                        85,128
--------------------------------------------------------------------------------
CAPITAL AND EQUIPMENT
LENDING--10.1%
                           (a)  American Honda Finance Corporation
                                 5.44%, 4/1/97                           5,000
                                BTM Capital Corp.
                                 5.50%, 4/15/97                          4,990
                           (a)  Caterpillar Financial Services Corp.
                                 5.71%, 4/4/97                           5,000
                                Ford Motor Credit Company
                                 5.53%, 4/2/97                           9,998
                                IBM Credit Corp.
                                 6.03%, 4/3/97                           2,049
                                Mitsubishi Motors Credit
                                of America, Inc.
                                 5.47%, 4/10/97                          4,993
                                Xerox Credit Corp.
                                 5.38%, 4/23/97                          9,967
                                ------------------------------------------------
                                                                        41,997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                        VALUE
--------------------------------------------------------------------------------
CAPTIVE BUSINESS
LENDING--5.0%
                                BAT Capital Corp.
                                 5.67%, 5/19/97                       $  4,963
                                CSW Credit, Inc.
                                 5.61% - 5.77%, 4/17/97 - 5/2/97        10,550
                           (a)  FINOVA Capital Corporation
                                 5.52%, 4/15/97                          5,000
                                ------------------------------------------------
                                                                        20,513
--------------------------------------------------------------------------------
CONSUMER LENDING--6.0%
                                Barton Capital Corporation
                                 5.40% - 5.44%, 5/2/97 - 5/13/97         9,946
                                Countrywide Home Loans
                                 5.44%, 5/14/97                          4,968
                                Household International, Inc.
                                 5.45%, 4/2/97                           4,999
                                Transamerica Finance Group
                                 5.67%, 5/20/97                          4,962
                                ------------------------------------------------
                                                                        24,875
--------------------------------------------------------------------------------
CONSUMER PRODUCTS AND
SERVICES--5.6%
                                Philip Morris Cos., Inc.
                                 6.09%, 4/2/97                          23,196
                                ------------------------------------------------
--------------------------------------------------------------------------------
DIVERSIFIED FINANCE--6.0%
                                APEX Funding Corp.
                                 5.58%, 5/30/97                          4,955
                           (a)  CIT Group Holdings, Inc.
                                 5.63%, 4/1/97                           4,998
                                Dynamic Funding Corporation
                                 5.49%, 4/30/97                          4,978
                                Old Line Funding Corp.
                                 5.43%, 4/25/97                          9,964
                                ------------------------------------------------
                                                                        24,895
--------------------------------------------------------------------------------
FINANCIAL SERVICES--12.1%
                           (a)  Bear Stearns Companies Inc.
                                 5.50%, 4/21/97                          5,000
                                CS First Boston, Inc.
                                 5.78%, 4/1/97                           5,000
                                Dean Witter, Discover & Co.
                                 5.68%, 5/27/97                          9,912
                           (a)  Goldman Sachs Group, L.P.
                                 5.51%, 4/16/97                          5,000
                        (a)(b)  Lehman Brothers Holdings Inc.
                                 5.60%, 4/16/97                          5,000
                                Merrill Lynch & Co., Inc.
                                 5.71%, 4/3/97                           9,997
                                Nomura Holding America Inc.
                                 5.48%, 4/17/97                          4,988
                                Salomon Inc.
                                 6.42%, 4/21/97                          4,983
                                ------------------------------------------------
                                                                        49,880
--------------------------------------------------------------------------------

                                                                               5

PORTFOLIO OF INVESTMENTS

(Value in thousands)

--------------------------------------------------------------------------------
                                                                  VALUE
--------------------------------------------------------------------------------
MANUFACTURING AND
INDUSTRIAL--5.6%
                        Bridgestone/Firestone, Inc.
                         5.50%, 4/17/97                         $  4,988
                        Cooper Industries Inc.
                         6.50%, 4/1/97                             8,000
                        Kobe Steel International (USA), Inc.
                         5.78%, 4/7/97                             9,990
                        --------------------------------------------------------
                                                                  22,978
--------------------------------------------------------------------------------
UTILITIES--7.2%
                        Frontier Corporation
                         5.41%, 4/25/97                            4,982
                        GTE Corporation
                         5.38%, 4/11/97                            9,985
                        Gulf Coast Waste Authority, Texas
                         5.43%, 5/7/97                             5,000
                        NYNEX Corporation
                         5.38%, 4/4/97                             9,996
                        --------------------------------------------------------
                                                                  29,963
--------------------------------------------------------------------------------
TOTAL CORPORATE
OBLIGATIONS--81.8%
(average maturity: 22 days)                                      338,377
--------------------------------------------------------------------------------

BANK OBLIGATIONS
--------------------------------------------------------------------------------
CERTIFICATES OF
DEPOSIT
                    (a) AmSouth Bank of Alabama
                         5.34%, 4/7/97                             4,998
                        Dai-Ichi Kangyo Bank
                         5.60%, 4/7/97                             5,000
                        Industrial Bank of Japan Ltd.
                         5.54%, 4/7/97                             5,000
                   (a)  Key Bank, N.A.
                         5.64%, 4/1/97                             4,999
                   (a)  Morgan Guaranty Trust
                         5.63%, 4/1/97                             4,998
                   (a)  Old Kent Bank
                         5.70%, 4/1/97                             5,000
                        Sanwa Bank Ltd.
                         5.52%, 5/27/97                            5,000
                        Sumitomo Bank, Ltd.
                         5.60%, 4/8/97                             5,000
                        --------------------------------------------------------
                        TOTAL BANK OBLIGATIONS--9.7%
                        (average maturity: 10 days)               39,995
                        --------------------------------------------------------
--------------------------------------------------------------------------------
(C) REPURCHASE
AGREEMENT--7.4%
                        (Dated 3/97, collateralized by U.S.
                        Treasury securities)
                        State Street Bank and Trust Company
                         4.75%, 4/1/97                            30,437
                        --------------------------------------------------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT
AGENCY
NOTES--1.2%
                   (a)  Student Loan Marketing Association
                         5.62%, 4/1/97                             4,992
                        --------------------------------------------------------
                        TOTAL INVESTMENTS--100.1%
                        (average maturity: 19 days)              413,801
                        --------------------------------------------------------
                        LIABILITIES, LESS OTHER
                        ASSETS--(.1)%                               (200)
                        --------------------------------------------------------
                        NET ASSETS--100%                        $413,601
                        --------------------------------------------------------


--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at March 31, 1997. The dates shown represent the demand date or next interest rate change date.

(b) Illiquid security representing 1.2% of net assets at March 31, 1997.

(c) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Fund's custodian bank, Investors Fiduciary Trust Company. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1997
(IN THOUSANDS)

------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                         $383,364
------------------------------------------------------------------------
  Repurchase agreements                                           30,437
------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                    88
------------------------------------------------------------------------
  Interest                                                           555
------------------------------------------------------------------------
    TOTAL ASSETS                                                 414,444
------------------------------------------------------------------------

------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
------------------------------------------------------------------------

Payable for:
  Dividends                                                          353
------------------------------------------------------------------------
  Fund shares redeemed                                               140
------------------------------------------------------------------------
  Management fee                                                      87
------------------------------------------------------------------------
  Distribution services fee                                          135
------------------------------------------------------------------------
  Administrative services fee                                         53
------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses              45
------------------------------------------------------------------------
  Trustees' fees and other                                            30
------------------------------------------------------------------------
    Total liabilities                                                843
------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $413,601
------------------------------------------------------------------------

------------------------------------------------------------------------
 THE PRICING OF SHARES
------------------------------------------------------------------------

Net asset value and redemption price per share
------------------------------------------------------------------------
CLASS A SHARES
  ($61,213 divided by 61,213 shares outstanding)                   $1.00
------------------------------------------------------------------------
CLASS B SHARES
  (subject to contingent deferred sales charge)
  ($325,606 divided by 325,606 shares outstanding)                 $1.00
------------------------------------------------------------------------
CLASS C SHARES
  (subject to contingent deferred sales charge)
  ($26,782 divided by 26,782 shares outstanding)                   $1.00
------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCh 31, 1997
(IN THOUSANDS)

--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------
Interest income                                                                       $6,399
--------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                                         470
--------------------------------------------------------------------------------------------
  Distribution services fee                                                              725
--------------------------------------------------------------------------------------------
  Administrative services fee                                                            290
--------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                                 706
--------------------------------------------------------------------------------------------
  Professional fees                                                                       18
--------------------------------------------------------------------------------------------
  Reports to shareholders                                                                 38
--------------------------------------------------------------------------------------------
  Trustees' fees and other                                                                11
--------------------------------------------------------------------------------------------
    Total expenses                                                                     2,258
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                 $4,141
--------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                                SIX MONTHS
                                                                   ENDED        YEAR ENDED
                                                                 MARCH 31,     SEPTEMBER 30,
                                                                   1997            1996
--------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------------------
Net investment income                                            $  4,141              8,717
--------------------------------------------------------------------------------------------
Net realized loss                                                      --             (2,833)
--------------------------------------------------------------------------------------------
Change in unrealized depreciation                                      --              2,833
--------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income               (4,141)            (8,717)
--------------------------------------------------------------------------------------------
Net increase from capital share transactions and
total increase in net assets                                      205,985             31,059
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------------------

Beginning of period                                               207,616            176,557
--------------------------------------------------------------------------------------------
END OF PERIOD                                                    $413,601            207,616
--------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF THE
     FUND Kemper Cash Reserves Fund is a separate series of Kemper Portfolios, an open-end management investment company organized as a business trust under the laws of Massachusetts. The Fund offers three classes of shares. Class A shares are sold without an initial sales charge but are subject to the applicable sales charge if exchanged into Class A shares of another Kemper Mutual Fund. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between the Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

                             FUND SHARE VALUATION AND DIVIDENDS TO
                             SHAREHOLDERS. Fund shares are sold and redeemed on a continuous basis at net asset value. Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

                             FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies during the six months ended March 31, 1997.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The Fund has a management
                             agreement with Zurich Kemper Investments, Inc.
                             (ZKI) and pays a management fee at an annual rate of .40% of the first $250 million of average daily net assets declining to .25% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $470,000 for the six months ended March 31, 1997.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Fund has an underwriting and distribution services agreement with Zurich Kemper Distributors, Inc. (ZKDI) (formerly known as Kemper Distributors, Inc.). For services under the distribution services agreement, the Fund pays ZKDI a fee of .75% of average daily net assets of the Class B and Class C shares. Pursuant to the agreement, ZKDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, ZKDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and commissions paid in connection with the sale of Class B and Class C shares, and the CDSC received in connection with the redemption of such shares are as follows:

                                                                DISTRIBUTION          COMMISSIONS AND
                                                                FEES AND CDSC     DISTRIBUTION FEES PAID BY
                                                              RECEIVED BY ZKDI         ZKDI TO FIRMS
                                                             ----------------   --------------------------
                              Six months ended
                              March 31, 1997                       $1,070,000             1,929,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with ZKDI. For providing information and administrative services to shareholders, the Fund pays ZKDI a fee at an annual rate of up to .25% of average daily net assets. ZKDI in turn has various arrangements with financial services firms that provide these services and pays these firms based on assets of Fund accounts that the firms service. Administrative services fees (ASF) paid are as follows:

                                                                  ASF PAID BY      ASF PAID BY ZKDI
                                                                THE FUND TO ZKDI       TO FIRMS
                                                               ----------------   ----------------
                             Six months ended
                             March 31, 1997                        $290,000           374,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Zurich Kemper Service Company (ZKSvC) (formerly known as Kemper Service Company) is the shareholder service agent of the Fund. Under the agreement, ZKSvC received shareholder services fees of $614,000 for the six months ended March 31, 1997.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of ZKI. For the six months ended March 31, 1997, the Fund made no payments to its officers and incurred trustees' fees of $9,000 to independent trustees.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4    CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the Fund (dollar amounts and number of shares are the same).

                                                                         SIX MONTHS
                                                                            ENDED            YEAR ENDED
                                                                          MARCH 31,         SEPTEMBER 30,
                                                                            1997                1996
                                                                         --------------------------------
                                                                                  (IN THOUSANDS)
                              SHARES SOLD
                              Class A                                     $ 85,566               83,271
                             ----------------------------------------------------------------------------
                              Class B                                      387,889              578,233
                             ----------------------------------------------------------------------------
                              Class C                                       37,134               48,599
                             ----------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                              Class A                                          754                1,673
                             ----------------------------------------------------------------------------
                              Class B                                        2,674                6,108
                             ----------------------------------------------------------------------------
                              Class C                                          137                  205
                             ----------------------------------------------------------------------------
                              SHARES REDEEMED
                              Class A                                      (64,878)             (91,408)
                             ----------------------------------------------------------------------------
                              Class B                                     (222,904)            (554,442)
                             ----------------------------------------------------------------------------
                              Class C                                      (20,387)             (41,180)
                             ----------------------------------------------------------------------------
                              CONVERSION OF SHARES
                              Class A                                        3,964                8,605
                             ----------------------------------------------------------------------------
                              Class B                                       (3,964)              (8,605)
                             ----------------------------------------------------------------------------
                              NET INCREASE
                              FROM CAPITAL SHARE
                              TRANSACTIONS AND TOTAL
                              INCREASE IN NET ASSETS                      $205,985               31,059
                             ----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS



                                              ---------------------------------------------------------------
                                                                     CLASS A SHARES
                                              ---------------------------------------------------------------
                                              SIX MONTHS                    TWO MONTHS
                                                ENDED       YEAR ENDED         ENDED
                                              MARCH 31,    SEPTEMBER 30,   SEPTEMBER 30,   YEAR ENDED JULY 31,
                                                 1997          1996            1995        1995   1994   1993
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $1.00          1.00            1.00        1.00   1.00   1.00
-------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared      .02           .05             .01         .05   .03     .02
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $1.00          1.00            1.00        1.00   1.00   1.00
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                    2.20%         4.67             .85        4.99   2.78   2.42
-------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------------------
Expenses                                         1.15%         1.08             .92         .89    .92    .93
-------------------------------------------------------------------------------------------------------------
Net investment income                            4.34%         4.53            5.11        4.75   2.86   2.42
-------------------------------------------------------------------------------------------------------------

                                              ---------------------------------------------------------------
                                                                      CLASS B SHARES
                                              ---------------------------------------------------------------
                                              SIX MONTHS                    TWO MONTHS
                                                ENDED       YEAR ENDED         ENDED
                                              MARCH 31,    SEPTEMBER 30,   SEPTEMBER 30,   YEAR ENDED JULY 31,
                                                 1997          1996            1995        1995   1994   1993
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $1.00          1.00            1.00        1.00   1.00   1.00
-------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared      .02           .04             .01         .04    .02    .02
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $1.00          1.00            1.00        1.00   1.00   1.00
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                    1.71%         3.73             .71        4.08   1.78   1.56
-------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------------------
Expenses                                         2.11%         1.99            1.79        1.78   1.89   1.82
-------------------------------------------------------------------------------------------------------------
Net investment income                            3.38%         3.62            4.24        3.86   1.89   1.53
-------------------------------------------------------------------------------------------------------------

NOTES: The total returns for the year ended July 31, 1995 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 4.07% in Class A, 3.16% in Class B and 3.16% in Class C.

FINANCIAL HIGHLIGHTS

                                              -----------------------------------------------------------------
                                                                       CLASS C SHARES
                                              -----------------------------------------------------------------
                                                                                                        MAY 31
                                              SIX MONTHS                    TWO MONTHS                    TO
                                                ENDED       YEAR ENDED         ENDED       YEAR ENDED    JULY
                                              MARCH 31,    SEPTEMBER 30,   SEPTEMBER 30,    JULY 31,      31,
                                                 1997          1996            1995           1995       1994
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $1.00          1.00            1.00           1.00       1.00
---------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared      .02           .04             .01            .04         --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $1.00          1.00            1.00           1.00       1.00
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                    1.85%         3.93             .71           4.08        .42
---------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------
Expenses                                         1.81%         1.79            1.78           1.76       1.80
---------------------------------------------------------------------------------------------------------------
Net investment income                            3.68%         3.82            4.25           3.88       2.64
---------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
-----------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS                     TWO MONTHS
                                                 ENDED       YEAR ENDED         ENDED
                                               MARCH 31,    SEPTEMBER 30,   SEPTEMBER 30,       YEAR ENDED JULY 31,
                                                 1997           1996            1995         1995      1994      1993
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)     $413,601        207,616         176,557      213,031   424,317   166,808
-----------------------------------------------------------------------------------------------------------------------

NOTES

NOTES

TRUSTEES AND OFFICERS

TRUSTEES                   OFFICERS

STEPHEN B. TIMBERS         J. PATRICK BEIMFORD, JR.
President and Trustee      Vice President

DAVID W. BELIN             CHARLES R. MANZONI, JR.
Trustee                    Vice President

LEWIS A. BURNHAM           JOHN E. NEAL
Trustee                    Vice President

DONALD L. DUNAWAY          FRANK J. RACHWALSKI, JR.
Trustee                    Vice President

ROBERT B. HOFFMAN          RICHARD L. VANDENBERG
Trustee                    Vice President

DONALD R. JONES            PHILIP J. COLLORA
Trustee                    Vice President
                           and Secretary

DOMINIQUE P. MORAX         JEROME L. DUFFY
Trustee                    Treasurer

SHIRLEY D. PETERSON        ELIZABETH C. WERTH
Trustee                    Assistant Secretary

WILLIAM P. SOMMERS
Trustee


--------------------------------------------------------------------------------
LEGAL COUNSEL                      VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                   222 North LaSalle Street
                                   Chicago, IL 60601

--------------------------------------------------------------------------------
SHAREHOLDER SERVICE AGENT          ZURICH KEMPER SERVICE COMPANY
                                   P.O. Box 419557
                                   Kansas City, MO 64141

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT       INVESTORS FIDUCIARY TRUST COMPANY
                                   127 West 10th Street
                                   Kansas City, MO 64105

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INVESTMENT MANAGER                 ZURICH KEMPER INVESTMENTS, INC.

PRINCIPAL UNDERWRITER              ZURICH KEMPER DISTRIBUTORS, INC.
                                   222 South Riverside Plaza Chicago, IL 60606 www.kemper.com

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